SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Text Block]
11.	SUBSEQUENT EVENTS

U.S. Special Warrant Offering - On March 24, 2014, the board of directors approved the sale of 25,050,000 Special Warrants.

On March 24, 2014, the Company entered into subscription agreements with certain accredited investors pursuant to which the Company agreed to sell 12,525,000 Special Warrants at a price of $0.20 per Special Warrant for gross proceeds of $2,505,000. On March 28, 2014 the Company entered into subscription agreements with certain accredited investors pursuant to which the Company agreed to sell 1,675,000 Special Warrants at a price of $0.20 per Special Warrant for gross proceeds of $335,000.

The Special Warrants may be converted during their term, at no additional cost to the holder, on a 1:1 basis into units (each a “Unit”) consisting of one share of common stock and one warrant exercisable for one additional share of common stock at $0.40, expiring March 29, 2019. Alternatively, if at any time during the term of the Special Warrants, the Company completes a subsequent sale of shares of its common stock, other securities convertible, exercisable or exchangeable for the Company’s common stock (“Common Stock Equivalents”), or any combination thereof, the holder may, within one month after the completion of that subsequent equity financing, and at no additional cost to the holder, convert the Special Warrants into that number of shares of common stock and Common Stock Equivalents that the holder would have been entitled to had the holder participated in that subsequent equity financing for a total subscription price equal to the total subscription price paid for the Special Warrants. If the holder has not otherwise exercised the conversion rights associated with the Special Warrants prior to expiration, then the Special Warrants will automatically be deemed to be converted into Units on a 1:1 basis immediately prior to the expiration of the Special Warrant term.

The Special Warrants extend for a term ending on the earlier of March 31, 2015 and the date that is one month after the Company completes a Qualified Financing. A Qualified Financing is defined as any transaction or number of transactions involving the sale of the Company’s common stock or common stock and other securities convertible into common stock (“Common Stock Equivalents”) for total gross proceeds of $7,000,000 or more.

Private Placement Offering to NMC -The Company entered into a subscription agreement effective March 25, 2014 with NMC, whereby NMC has agreed to purchase units (each a “Unit”) of the Company for an aggregate subscription price of $300,000 on or before August 15, 2014. The total number of Units to be sold to NMC on closing will be based upon a per Unit purchase price equal to the greater of $0.20 per unit and the average closing price over the ten trading days immediately prior to the closing date. Each Unit will consist of one share of common stock and one warrant exercisable for one additional share of common stock at a price equal to 200% of the per Unit purchase price, expiring March 29, 2019.